Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 57,632,915	$ 60,686,136
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(10,888,582)	(7,827,654)
Amortization and write off of deferred charges	192,381	166,993
Share-based compensation	680,294	431,502
Unrealized (gain) / loss on derivatives	3,294,851	(2,410,656)
Amortization of fair value of below market time charters acquired	(7,637,224)	(3,063,787)
Gain on sale of vessel	(5,158,370)	0
Changes in operating assets and liabilities	(93,621)	399,823
Net cash provided by operating activities	59,799,808	64,037,665
Cash flows from investing activities:
Cash paid for vessels under construction	(78,087,935)	(30,161,477)
Cash paid for vessel acquisitions and capitalized expenses	(80,688)	(36,504,636)
Cash paid for vessel improvements	(113,857)	(580,791)
Net proceeds from sale of vessel	10,100,598	0
Net cash used in investing activities	(68,181,882)	(67,246,904)
Cash flows from financing activities:
Cash paid for share repurchase	(2,206,846)	(346,836)
Dividends paid	(6,952,895)	(3,615,388)
Loan arrangement fees paid	(481,000)	0
Repayment of long-term bank loans	(27,145,000)	(13,770,921)
Proceeds from long-term bank loans	52,000,000	0
Offering expenses paid	(56,877)	(27,838)
Net cash (used in) / provided by financing activities	15,157,382	(17,760,983)
Net (decrease) / increase in cash, cash equivalents and restricted cash	6,775,308	(20,970,222)
Cash, cash equivalents and restricted cash at beginning of period	31,438,506	31,498,229
Cash, cash equivalents and restricted cash at end of period	38,213,814	10,528,007
Cash breakdown
Cash and cash equivalents	31,841,476	4,952,773
Restricted cash	972,338	175,234
Restricted cash, long term	5,400,000	5,400,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 38,213,814	$ 10,528,007